Selected Income Statement Data (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Selected Income Statement Data [Line Items]
Selling	$ 14,337	[1]	$ 13,906	[1]	$ 13,827	[1]
General and administrative	7,080		8,456		7,311
Total selling, general and administrative expenses	21,417		22,362		21,138
Shipping and handling costs	879		652		1,076
Interest expense	(6)		(181)		(163)
Interest income	77		90		38
Re-evaluation of contingent consideration	(258)		(858)		1,037
Re-evaluation expense on liabilities to the OCS	(370)		(504)		(667)
Other, net	(663)	[2]	(285)	[2]	(12)	[2]
Financial income (expenses), net	(1,220)		(1,738)		233
Foreign currency income (expense), transactions not denominated in U.S. Dollars	$ (546)		$ (188)		$ 84

[1]	Including shipping and handling costs
[2]	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $(546), $(188), and $84 in 2014, 2013 and 2012, respectively.